Commitments and Contingencies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Cash underwriting discount	$ 1,725,000	$ 1,725,000
Percentage of gross proceeds	2.00%	2.00%
Deferred fee	$ 2,587,500	$ 2,587,500
Private placement warrants, description	In the case of the private placement warrants, representative shares issued to EF Hutton, the demand registration rights provided will not be exercisable for longer than five years from the effective date of the registration statement in compliance with FINRA Rule 5110(f)(2)(G)(iv) and the piggyback registration right provided will not be exercisable for longer than seven years from the effective date of the registration statement in compliance with FINRA Rule 5110(f)(2)(G)(v).	In the case of the private placement warrants, representative shares issued to EF Hutton, the demand registration rights provided will not be exercisable for longer than five years from the effective date of the registration statement in compliance with FINRA Rule 5110(f)(2)(G)(iv) and the piggyback registration right provided will not be exercisable for longer than seven years from the effective date of the registration statement in compliance with FINRA Rule 5110(f)(2)(G)(v).
Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of gross proceeds	3.00%	3.00%